Income Taxes - Schedule of Components of Consolidated Statements of Income and Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax expense/(benefit)	$ 157,602	$ 131,892	$ 106,810
Net unrealized gains/(losses) on pension and other postretirement plans	(177)	(832)	(7,172)
Net unrealized gains/(losses) on securities available-for-sale	(16,054)	(2,955)	(12,810)
Net unrealized gains/(losses) on cash flow hedges	(1,360)	(3,163)	(780)
Share based compensation	0	0	(1,613)
Total	$ 140,011	$ 124,942	$ 84,435